SEGMENT INFORMATION (Schedule Of Components Of Net Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SEGMENT INFORMATION
Net revenues	$ 82,954	$ 147,947	$ 154,827
Cost of revenues	(47,972)	(54,280)	(49,794)
Operating expenses	(194,376)	(193,112)	(153,061)
Operating (loss) income	(159,394)	(99,445)	(48,028)
Net income (loss) from continuing operations	33,405	(28,956)	(31,860)
Net income (loss) from discontinued operations	26,673	92,597	(43,193)
Net income (loss)	60,078	63,641	(75,053)
Total Assets	1,149,153	1,385,686	1,177,942
Renren [Member]
SEGMENT INFORMATION
Net revenues	45,853	62,474	65,372
Cost of revenues	(33,037)	(31,036)	(24,691)
Operating expenses	(163,512)	(124,163)	(114,247)
Operating (loss) income	(150,696)	(92,725)	(73,566)
Net income (loss) from continuing operations	39,965	(22,312)	(57,575)
Net income (loss) from discontinued operations	26,673	92,597	(43,193)
Net income (loss)	66,638	70,285	(100,768)
Total Assets	1,113,446	1,344,327	1,104,989
Game [Member]
SEGMENT INFORMATION
Net revenues	37,101	85,473	89,455
Cost of revenues	(14,935)	(23,244)	(25,103)
Operating expenses	(30,864)	(68,949)	(38,814)
Operating (loss) income	(8,698)	(6,720)	25,538
Net income (loss) from continuing operations	(6,560)	(6,644)	25,715
Net income (loss) from discontinued operations
Net income (loss)	(6,560)	(6,644)	25,715
Total Assets	$ 35,707	$ 41,359	$ 72,953